Note 11 - Investment in Joint Venture and Other Investment (Details) - Investment in Joint Venture - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Investment in Joint Venture [Abstract]
Balance, December 31, 2014	$ 6,183,800
Total gain for period included in Investment income	565,250	$ 475,000
Balance, June 30,2015	$ 6,749,050